INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2018
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Schedule of Intangible Assets, Net
Intangible assets consist of the following as of December 31, 2018:

	Useful Life (years)	Cost	Accumulated Amortization	Net
Technologies	4;5;9	$110,835	$(108,888)	$1,947
Facilities lease	19	33,500	(22,953)	10,547
Patents and other core technology rights	9	15,100	(15,100)	--
Trade name	9	7,671	(7,547)	124
Customer relationships	15	2,600	(1,783)	817
Others	--	1,000	(1,000)	--
Total identifiable intangible assets		$170,706	$(157,271)	$13,435

Intangible assets consist of the following as of December 31, 2017:

	Useful Life (years)	Cost	Accumulated Amortization	Net
Technologies	4;5;9	$110,310	$(103,897)	$6,413
Facilities lease	19	33,500	(21,665)	11,835
Patents and other core technology rights	9	15,100	(15,100)	--
Trade name	9	7,612	(7,009)	603
Customer relationships	15	2,600	(1,610)	990
Others	--	1,000	(1,000)	--
Total identifiable intangible assets		$170,122	$(150,281)	$19,841